JQC
Nuveen Credit Strategies Income Fund
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 150.7% (98.3% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 126.2% (82.3% of Total Investments) (2)
	Aerospace & Defense – 1.5% (1.0% of Total Investments)
$971	Standard Aero, Term Loan B1	4.950%	3-Month LIBOR	3.500%	4/06/26	B2	$859,629
522	Standard Aero, Term Loan B2	4.950%	3-Month LIBOR	3.500%	4/06/26	B	462,166
11,760	Transdigm, Inc., Term Loan E	2.654%	1-Month LIBOR	2.250%	5/30/25	Ba3	10,372,077
1,990	Transdigm, Inc., Term Loan G	2.654%	1-Month LIBOR	2.250%	8/22/24	Ba3	1,752,377
15,243	Total Aerospace & Defense						13,446,249
	Airlines – 3.9% (2.5% of Total Investments)
12,595	American Airlines, Inc., Term Loan 2025	2.237%	1-Month LIBOR	1.750%	6/27/25	Ba1	9,005,329
7,680	American Airlines, Inc., Term Loan B	2.438%	1-Month LIBOR	2.000%	4/28/23	BB+	6,006,835
3,267	American Airlines, Inc., Term Loan B	2.188%	1-Month LIBOR	1.750%	1/23/27	BB+	2,374,907
3,403	American Airlines, Inc., Term Loan B	2.814%	1-Month LIBOR	2.000%	12/15/23	Ba1	2,673,068
9,520	United Air Lines, Inc., Term Loan B	2.154%	1-Month LIBOR	1.750%	4/01/24	BBB-	8,473,387
7,980	WestJet Airlines, Term Loan	4.000%	1-Month LIBOR	3.000%	12/11/26	Ba2	6,545,476
44,445	Total Airlines						35,079,002
	Auto Components – 0.9% (0.6% of Total Investments)
8,955	Johnson Controls Inc., Term Loan B	3.904%	1-Month LIBOR	3.500%	4/30/26	Ba3	8,144,573
	Automobiles – 1.5% (1.0% of Total Investments)
14,663	Navistar, Inc., Term Loan B	4.220%	1-Month LIBOR	3.500%	11/06/24	Ba2	13,391,041
	Beverages – 1.0% (0.6% of Total Investments)
8,846	Jacobs Douwe Egberts, Term Loan B	3.000%	1-Month LIBOR	2.000%	11/01/25	Ba1	8,674,860
	Building Products – 1.8% (1.2% of Total Investments)
93	Advanced Drainage Systems, Term Loan B	3.250%	1-Month LIBOR	2.250%	7/31/26	Ba1	91,162
17,722	Quikrete Holdings, Inc., Term Loan B	2.904%	1-Month LIBOR	2.500%	1/29/27	BB-	16,560,273
17,815	Total Building Products						16,651,435
	Capital Markets – 2.0% (1.3% of Total Investments)
4,872	RPI Finance Trust, Term Loan B1	2.154%	1-Month LIBOR	1.750%	2/11/27	BBB-	4,756,595
13,781	RPI Finance Trust, Term Loan B1	2.154%	1-Month LIBOR	1.750%	2/11/27	BBB-	13,424,673
18,653	Total Capital Markets						18,181,268
	Chemicals – 1.4% (0.9% of Total Investments)
6,864	Axalta Coating Systems, Term Loan, First Lien	3.200%	3-Month LIBOR	1.750%	6/01/24	BBB-	6,698,290

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Chemicals (continued)
$6,004	Ineos US Finance LLC, Term Loan	2.404%	1-Month LIBOR	2.000%	4/01/24	BB+	$5,703,746
12,868	Total Chemicals						12,402,036
	Commercial Services & Supplies – 4.6% (3.0% of Total Investments)
15,123	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	13,926,714
8,712	Garda World Security Corp, Term Loan B, First Lien, (DD1)	6.390%	3-Month LIBOR	4.750%	10/30/26	B1	8,457,425
2,386	GFL Environmental, Term Loan	4.000%	1-Month LIBOR	3.000%	5/30/25	Ba3	2,352,162
2,992	Sabert Corporation, Initial Term Loan	5.500%	1-Month LIBOR	4.500%	12/10/26	B	2,857,838
14,816	Trans Union LLC, Term Loan B5	2.154%	1-Month LIBOR	1.750%	11/16/26	BB+	14,278,616
44,029	Total Commercial Services & Supplies						41,872,755
	Communications Equipment – 1.7% (1.1% of Total Investments)
1,817	Avaya, Inc., Term Loan B	5.064%	1-Month LIBOR	4.250%	12/15/24	B	1,608,595
2,985	Fleet U.S. Bidco Inc., Term Loan B	4.322%	6-Month LIBOR	3.250%	10/07/26	B+	2,761,125
4,084	Mitel US Holdings, Inc., Term Loan, First Lien	5.493%	1-Month LIBOR	4.500%	11/30/25	B2	2,967,066
878	Plantronics, Term Loan B	3.572%	6-Month LIBOR	2.500%	7/02/25	Ba2	727,673
5,832	Plantronics, Term Loan B	2.904%	1-Month LIBOR	2.500%	7/02/25	Ba2	4,835,686
9	Riverbed Technology, Inc., Term Loan B, First Lien	4.250%	2-Month LIBOR	3.250%	4/24/22	B2	6,907
3,232	Riverbed Technology, Inc., Term Loan B, First Lien	0.000%	2-Month LIBOR	3.250%	4/24/22	B2	2,617,679
155	Univision Communications, Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	137,381
18,992	Total Communications Equipment						15,662,112
	Containers & Packaging – 1.7% (1.1% of Total Investments)
5,398	Berry Global, Inc., Term Loan W	2.829%	1-Month LIBOR	2.000%	10/01/22	BBB-	5,282,364
8,436	Berry Global, Inc., Term Loan Y	2.829%	1-Month LIBOR	2.000%	7/01/26	BBB-	8,086,230
2,491	Kloeckner Pentaplast of America Inc., Dollar Term Loan	5.250%	3-Month LIBOR	4.250%	6/30/22	B-	2,125,586
16,325	Total Containers & Packaging						15,494,180
	Diversified Consumer Services – 0.6% (0.4% of Total Investments)
4,415	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6-Month LIBOR	4.250%	6/07/23	B	3,418,619
1,910	Refinitiv, Term Loan B	3.654%	1-Month LIBOR	3.250%	10/01/25	B	1,873,339
6,325	Total Diversified Consumer Services						5,291,958
	Diversified Financial Services – 0.4% (0.2% of Total Investments)
5,809	Ditech Holding Corporation., Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	D	2,343,070
1,011	Lions Gate Entertainment Corp., Term Loan B	2.654%	1-Month LIBOR	2.250%	3/24/25	Ba2	944,109
6,820	Total Diversified Financial Services						3,287,179

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Telecommunication Services – 3.2% (2.1% of Total Investments)
$15,604	CenturyLink, Inc, Term Loan A	2.404%	1-Month LIBOR	2.000%	1/31/25	BBB-	$15,174,943
1,516	CenturyLink, Inc, Term Loan B	2.654%	1-Month LIBOR	2.250%	3/15/27	BBB-	1,440,607
1,973	Frontier Communications Corporation, Term Loan B, (5)	5.350%	6-Month LIBOR	3.750%	1/14/22	D	1,928,834
7	Frontier Communications Corporation, Term Loan B, (5)	5.210%	3-Month LIBOR	3.750%	1/14/22	D	6,446
8,865	Numericable Group S.A., Term Loan B13	4.814%	1-Month LIBOR	4.000%	8/14/26	B	8,303,801
2,000	Zayo Group LLC, Initial Dollar Term Loan	3.404%	1-Month LIBOR	3.000%	3/09/27	B1	1,884,810
29,965	Total Diversified Telecommunication Services						28,739,441
	Electric Utilities – 0.5% (0.3% of Total Investments)
4,884	Vistra Operations Co., Term Loan B3	2.501%	1-Month LIBOR	1.750%	12/31/25	BBB-	4,747,264
	Electrical Equipment – 0.4% (0.3% of Total Investments)
2,185	Avolon LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	2,042,005
1,500	Vertiv Co.,Term Loan B	3.993%	1-Month LIBOR	3.000%	3/02/27	B+	1,417,500
3,685	Total Electrical Equipment						3,459,505
	Entertainment – 0.8% (0.5% of Total Investments)
999	AMC Entertainment, Inc., Term Loan B	4.080%	6-Month LIBOR	3.000%	4/22/26	B3	739,215
2,443	NASCAR Holdings, Inc., Term Loan B	3.375%	1-Month LIBOR	2.750%	10/19/26	BB	2,285,877
4,181	Springer SBM Two GmbH, Term Loan B16	4.500%	1-Month LIBOR	3.500%	8/14/24	B+	3,987,377
7,623	Total Entertainment						7,012,469
	Food & Staples Retailing – 3.4% (2.2% of Total Investments)
11,589	Hearthside Group Holdings LLC, Term Loan B	4.091%	1-Month LIBOR	3.688%	5/23/25	B	10,738,020
13,637	JBS USA Holdings, Inc., New Term Loan	3.072%	6-Month LIBOR	2.000%	5/01/26	BBB-	13,225,206
7,161	US Foods, Inc., New Term Loan	2.154%	6-Month LIBOR	1.750%	6/27/23	BB+	6,645,571
32,387	Total Food & Staples Retailing						30,608,797
	Food Products – 1.0% (0.7% of Total Investments)
7,898	Chobani, Inc., Term Loan B	4.500%	1-Month LIBOR	3.500%	10/10/23	B1	7,574,456
2,000	Froneri Lux FinCo SARL, Term Loan, First Lien	2.250%	1-Month LIBOR	2.250%	1/29/27	B+	1,861,670
9,898	Total Food Products						9,436,126
	Health Care Equipment & Supplies – 0.5% (0.3% of Total Investments)
6,279	MedPlast, Term Loan, First Lien	5.200%	3-Month LIBOR	3.750%	7/02/25	B3	4,709,310
	Health Care Providers & Services – 10.5% (6.8% of Total Investments)
5,048	Acadia Healthcare, Inc., Term Loan B3	2.904%	1-Month LIBOR	2.500%	2/11/22	Ba3	4,882,587
9,469	Air Medical Group Holdings, Inc., Term Loan B	4.250%	1-Month LIBOR	3.250%	4/28/22	B1	8,794,724
2,992	Air Methods, Term Loan, First Lien	4.950%	3-Month LIBOR	3.500%	4/22/24	B	2,271,910

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$12,480	Albany Molecular Research, Inc., Initial Term Loan, First Lien, (DD1)	4.250%	3-Month LIBOR	3.250%	8/30/24	B2	$11,522,379
32	Albany Molecular Research, Inc., Initial Term Loan, First Lien, (DD1)	4.250%	2-Month LIBOR	3.250%	8/30/24	B2	29,621
9,683	Ardent Health, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	6/30/25	B1	9,061,270
7,930	ATI Holdings Acquisition, Inc., Term Loan	4.572%	6-Month LIBOR	3.500%	5/10/23	B	6,785,567
12,312	Brightspring Health, Term Loan B	4.079%	1-Month LIBOR	3.250%	3/05/26	B1	11,523,773
2,622	Civitas Solutions, Term Loan B	5.710%	3-Month LIBOR	4.250%	3/09/26	B	2,494,594
6,663	Civitas Solutions, Term Loan B	4.660%	1-Month LIBOR	4.250%	3/09/26	B	6,338,153
521	Civitas Solutions, Term Loan C	5.860%	3-Month LIBOR	4.000%	3/09/26	B	495,965
1,990	Envision Healthcare Corporation, Initial Term Loan	4.154%	1-Month LIBOR	3.750%	10/10/25	B	1,380,092
12,547	Kindred at Home Hospice, Term Loan B, First Lien	3.688%	1-Month LIBOR	3.250%	7/02/25	B1	11,888,338
4,463	Lifepoint Health, Inc., New Term Loan B	4.154%	1-Month LIBOR	3.750%	11/16/25	B+	4,155,874
5,011	Millennium Laboratories, Inc., Term Loan B, First Lien, (5)	0.000%	N/A	N/A	12/21/20	C	1,703,697
3,739	Pharmaceutical Product Development, Inc., Term Loan B	2.904%	1-Month LIBOR	2.500%	8/18/22	Ba2	3,675,737
151	Quorum Health Corp., Term Loan B, (5)	7.750%	1-Month LIBOR	6.750%	4/29/22	Caa3	132,467
7,957	Select Medical Corporation, Term Loan B	3.070%	1-Month LIBOR	2.500%	3/06/25	Ba2	7,614,827
105,610	Total Health Care Providers & Services						94,751,575
	Health Care Technology – 1.8% (1.2% of Total Investments)
2,346	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	2,267,255
5,270	Onex Carestream Finance LP, Term Loan, First Lien	7.322%	6-Month LIBOR	6.250%	2/28/21	B1	4,843,107
7,974	Onex Carestream Finance LP, Term Loan, Second Lien, (cash 10.572%, PIK 1.000%)	11.572%	6-Month LIBOR	10.500%	6/07/21	CCC+	6,976,887
1,995	Zelis, Term Loan B	5.154%	1-Month LIBOR	4.750%	9/30/26	B	1,924,926
17,585	Total Health Care Technology						16,012,175
	Hotels, Restaurants & Leisure – 15.9% (10.4% of Total Investments)
2,805	Aramark Corporation, Term Loan	2.154%	1-Month LIBOR	1.750%	3/11/25	BBB-	2,644,147
15,367	Burger King Corporation, Term Loan B4	2.154%	1-Month LIBOR	1.750%	11/19/26	BB+	14,500,020
15,674	Caesars Entertainment Operating Company, Inc., Term Loan B	2.404%	1-Month LIBOR	2.000%	10/06/24	BB	15,213,655
15,091	Caesars Resort Collection, Term Loan, First Lien	3.154%	1-Month LIBOR	2.750%	12/23/24	BB	12,827,693
917	CCM Merger, Inc., Term Loan B	3.000%	1-Month LIBOR	2.250%	8/09/21	BB-	860,937
440	ClubCorp Operations, Inc., Term Loan B	4.200%	3-Month LIBOR	2.750%	9/18/24	B-	329,650
12,370	Equinox Holdings, Inc., Term Loan B1	4.072%	6-Month LIBOR	3.000%	3/08/24	B3	9,872,852
4,681	Hilton Hotels, Term Loan B2	2.237%	1-Month LIBOR	1.750%	6/22/26	BBB-	4,463,282

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$21,718	Life Time Fitness, Inc., Term Loan B	4.363%	3-Month LIBOR	2.750%	6/10/22	BB-	$18,615,995
8,888	Marriott Ownership Resorts, Inc., Term Loan B	2.154%	1-Month LIBOR	1.750%	8/29/25	BBB-	8,076,720
2,497	Scientific Games Corp., Initial Term Loan B5	3.154%	1-Month LIBOR	2.750%	8/14/24	B+	2,078,501
10,208	Scientific Games Corp., Initial Term Loan B5	3.612%	6-Month LIBOR	2.750%	8/14/24	B+	8,496,396
65	Scientific Games Corp., Initial Term Loan B5	3.453%	2-Month LIBOR	2.750%	8/14/24	B+	54,230
7,466	Stars Group Holdings, Term Loan B	4.950%	3-Month LIBOR	3.500%	7/10/25	B+	7,447,527
12,326	Station Casinos LLC, Term Loan B	2.660%	1-Month LIBOR	2.250%	2/08/27	BB-	10,945,314
16,915	Whataburger Restaurants, Term Loan B	3.732%	1-Month LIBOR	2.750%	7/31/26	B+	15,764,879
2,463	Wyndham International, Inc., Term Loan B	2.154%	1-Month LIBOR	1.750%	5/30/25	Baa3	2,274,734
9,606	YUM Brands, Term Loan B	2.468%	1-Month LIBOR	1.750%	4/03/25	BBB-	9,238,231
159,497	Total Hotels, Restaurants & Leisure						143,704,763
	Household Durables – 0.4% (0.3% of Total Investments)
4,347	Apex Tool Group LLC, Third Amendment Term Loan	6.500%	1-Month LIBOR	5.250%	8/01/24	B2	3,524,285
	Household Products – 1.5% (1.0% of Total Investments)
14,032	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.154%	1-Month LIBOR	2.750%	2/05/23	B+	13,424,142
	Insurance – 3.7% (2.4% of Total Investments)
11,987	Acrisure LLC, Term Loan B	5.207%	3-Month LIBOR	3.500%	2/15/27	B	11,130,786
13,632	Hub International Holdings, Inc., Term Loan B	4.020%	3-Month LIBOR	3.000%	4/25/25	B	12,832,343
1,995	USI Holdings Corporation, Incremental Term Loan B	4.404%	1-Month LIBOR	4.000%	12/02/26	B	1,914,582
7,959	USI Holdings Corporation, NewTerm Loan	3.404%	1-Month LIBOR	3.000%	5/16/24	B	7,537,984
35,573	Total Insurance						33,415,695
	Interactive Media & Services – 0.9% (0.6% of Total Investments)
8,893	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	4.763%	3-Month LIBOR	3.000%	11/03/23	B+	8,390,317
	Internet Software & Services – 1.4% (0.9% of Total Investments)
4,935	Ancestry.com, Inc., Term Loan, First Lien	4.750%	1-Month LIBOR	3.750%	10/19/23	B	4,540,694
8,248	Dynatrace LLC, Term Loan, First Lien	2.654%	1-Month LIBOR	2.250%	8/23/25	B1	8,031,060
4,000	SkillSoft Corporation, Term Loan, Second Lien, (5)	10.027%	N/A	N/A	4/28/22	CCC	412,000
17,183	Total Internet Software & Services						12,983,754
	IT Services – 3.6% (2.3% of Total Investments)
18,434	Sabre, Inc., Term Loan B	2.404%	1-Month LIBOR	2.000%	2/22/24	Ba3	17,000,634

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	IT Services (continued)
$5,102	Syniverse Holdings, Inc., Term Loan C	6.873%	6-Month LIBOR	5.000%	3/09/23	CCC+	$3,598,794
12,647	Tempo Acquisition LLC, Term Loan B	3.154%	1-Month LIBOR	2.750%	5/01/24	B1	11,959,737
36,183	Total IT Services						32,559,165
	Life Sciences Tools & Services – 1.8% (1.2% of Total Investments)
17,986	Parexel International Corp., Term Loan B, (DD1)	3.154%	1-Month LIBOR	2.750%	9/27/24	B2	16,572,608
	Machinery – 1.3% (0.9% of Total Investments)
12,538	Gardner Denver, Inc., Extended Term Loan B	2.154%	1-Month LIBOR	1.750%	3/01/27	BB+	11,969,025
	Marine – 0.2% (0.1% of Total Investments)
2,669	Harvey Gulf International Marine, Inc., Exit Term Loan	7.713%	3-Month LIBOR	6.000%	7/02/23	B-	1,514,601
	Media – 13.8% (9.0% of Total Investments)
6,977	Acquisitions Cogeco Cable II L.P., Term Loan, First Lien	2.404%	1-Month LIBOR	2.000%	1/04/25	BB-	6,707,983
1,829	Advantage Sales & Marketing, Inc., Term Loan B2, First Lien	4.700%	3-Month LIBOR	3.250%	7/23/21	B2	1,596,328
2,288	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.700%	3-Month LIBOR	3.250%	7/23/21	B2	1,976,146
448	Catalina Marketing Corporation, First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	B2	273,197
614	Catalina Marketing Corporation, Last Out Term Loan, (cash 2.000%, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	Caa2	138,134
9,925	Cequel Communications LLC, Term Loan B	3.064%	1-Month LIBOR	2.250%	1/15/26	BB	9,496,624
10,795	Charter Communications Operating Holdings LLC, Term Loan B2	2.160%	1-Month LIBOR	1.750%	2/01/27	BBB-	10,417,392
8,936	Cineworld Group PLC, Term Loan B	3.322%	6-Month LIBOR	2.250%	2/28/25	B	5,733,853
7,930	Clear Channel Outdoor Holdings, Inc., Term Loan B	4.260%	3-Motnh LIBOR	3.500%	8/21/26	B+	6,928,881
20	Clear Channel Outdoor Holdings, Inc., Term Loan B	4.203%	2-Month LIBOR	3.500%	8/21/26	B+	17,453
5,222	Cox Media/Terrier Media, Term Loan, First Lien	5.700%	3-Month LIBOR	4.250%	12/17/26	BB-	4,881,800
11,668	CSC Holdings, LLC, Term Loan B5	3.314%	1-Month LIBOR	2.500%	4/15/27	BB	11,212,420
7,500	Gray Television, Inc., Term Loan B2	3.243%	1-Month LIBOR	2.250%	2/07/24	BB	7,177,350
4,280	Gray Television, Inc., Term Loan C	3.493%	1-Month LIBOR	2.500%	1/02/26	BB	4,059,174
987	Houghton Mifflin Harcourt, Term Loan	7.250%	1-Month LIBOR	6.250%	11/22/24	B	875,325
5,830	iHeartCommunications Inc., Term Loan B	3.404%	1-Month LIBOR	3.000%	5/01/26	B+	5,261,750
1,921	Nexstar Broadcasting, Inc., Term Loan B	3.735%	1-Month LIBOR	2.750%	9/18/26	BB	1,815,879
1,746	Nexstar Broadcasting, Inc., Term Loan B3	3.235%	1-Month LIBOR	2.250%	1/17/24	BB	1,652,789

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$6,787	Nexstar Broadcasting, Inc., Term Loan B3	2.654%	1-Month LIBOR	2.250%	1/17/24	BB	$6,424,620
4,899	Sinclair Television Group, Term Loan B2	2.660%	1-Month LIBOR	2.250%	1/03/24	BB+	4,601,749
12,000	Virgin Media Investment Holdings Limited, Term Loan N	3.314%	1-Month LIBOR	2.500%	1/31/28	BB+	11,418,000
8,035	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/18/23	B	7,521,306
15,595	Ziggo B.V., Term Loan	3.314%	1-Month LIBOR	2.500%	4/30/28	B+	14,678,642
136,232	Total Media						124,866,795
	Multiline Retail – 0.4% (0.3% of Total Investments)
2,016	Belk, Inc., Term Loan, First Lien	7.750%	6-Month LIBOR	6.750%	7/31/25	Caa1	836,783
3,833	EG America LLC, Term Loan, First Lien	5.072%	6-Month LIBOR	4.000%	2/07/25	B	3,305,946
5,849	Total Multiline Retail						4,142,729
	Oil, Gas & Consumable Fuels – 2.0% (1.3% of Total Investments)
17,000	Buckeye Partners, Term Loan, First Lien	3.766%	1-Month LIBOR	2.750%	11/01/26	BBB-	16,033,210
1,094	California Resources Corporation, Term Loan	11.988%	3-Month LIBOR	10.375%	12/31/21	B	64,982
4,000	California Resources Corporation, Term Loan B	6.363%	3-Month LIBOR	4.750%	12/31/22	B	981,100
4,969	Fieldwood Energy LLC, Exit Term Loan, (5)	6.250%	3-Month LIBOR	5.250%	4/11/22	B-	1,171,872
7,035	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (5)	8.250%	3-Month LIBOR	7.250%	4/11/23	CCC	28,137
34,098	Total Oil, Gas & Consumable Fuels						18,279,301
	Personal Products – 3.0% (1.9% of Total Investments)
6,218	Coty, Inc., Term Loan A	2.421%	1-Month LIBOR	1.500%	4/05/23	B+	5,192,522
11,895	Coty, Inc., Term Loan B	3.171%	1-Month LIBOR	2.250%	4/07/25	B+	9,770,037
5,985	Knowlton Development Corp Inc., Term Loan B	4.154%	1-Month LIBOR	3.750%	12/22/25	B	5,381,366
15,095	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.113%	3-Month LIBOR	3.500%	11/16/20	Caa2	6,426,127
39,193	Total Personal Products						26,770,052
	Pharmaceuticals – 2.4% (1.6% of Total Investments)
13,467	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	3.904%	1-Month LIBOR	3.500%	9/26/24	B-	12,170,544
7,158	Valeant Pharmaceuticals International, Inc., Term Loan B	3.468%	1-Month LIBOR	2.750%	11/27/25	BB	6,905,149
3,248	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.718%	1-Month LIBOR	3.000%	6/02/25	BB	3,150,985
23,873	Total Pharmaceuticals						22,226,678
	Professional Services – 2.4% (1.6% of Total Investments)
929	Ceridian HCM Holding, Inc., Term Loan B	2.637%	1-Week LIBOR	2.500%	4/30/25	B+	882,216

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Professional Services (continued)
$2,993	Creative Artists Agency, LLC, Term Loan B	4.154%	1-Month LIBOR	3.750%	11/27/26	B+	$2,696,617
8,954	Nielsen Finance LLC, Term Loan B4	2.864%	1-Month LIBOR	2.000%	10/04/23	BBB-	8,667,457
4,638	On Assignment, Inc., Term Loan B3	2.154%	1-Month LIBOR	1.750%	4/02/25	BBB-	4,532,773
7,839	Skillsoft Corporation, Initial Term Loan, First Lien, (5)	6.527%	N/A	N/A	4/28/21	CCC+	4,884,357
25,353	Total Professional Services						21,663,420
	Real Estate Management & Development – 1.2% (0.8% of Total Investments)
169	GGP, Initial Term Loan A1	2.654%	1-Month LIBOR	2.250%	8/27/21	BB+	164,668
6,596	GGP, Initial Term Loan A2	2.654%	1-Month LIBOR	2.250%	8/28/23	BB+	5,771,410
7,138	GGP, Term Loan B	2.904%	1-Month LIBOR	2.500%	8/27/25	BB+	5,402,342
13,903	Total Real Estate Management & Development						11,338,420
	Road & Rail – 0.5% (0.3% of Total Investments)
4,883	Avolon LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	4,616,073
	Semiconductors & Semiconductor Equipment – 2.8% (1.8% of Total Investments)
5,747	Cabot Microelectronics, Term Loan B1	2.438%	1-Month LIBOR	2.000%	11/17/25	BB+	5,603,704
14,372	Lumileds, Term Loan B, (DD1)	4.572%	6-Month LIBOR	3.500%	6/30/24	B+	4,616,347
37	Lumileds, Term Loan B, (DD1)	4.950%	3-Month LIBOR	3.500%	6/30/24	B+	11,881
8,911	Microchip Technology, Inc., Term Loan B	2.410%	1-Month LIBOR	2.000%	5/29/25	Baa3	8,651,871
6,270	ON Semiconductor Corporation, New Replacement Term Loan B4	2.404%	1-Month LIBOR	2.000%	9/19/26	Baa3	6,074,805
35,337	Total Semiconductors & Semiconductor Equipment						24,958,608
	Software – 12.8% (8.3% of Total Investments)
9,950	Blackboard, Inc., Term Loan B5, First Lien	7.737%	3-Month LIBOR	6.000%	6/30/24	B1	9,046,739
17,164	Ellucian, Term Loan B, First Lien	4.700%	3-Month LIBOR	3.250%	9/30/22	B	16,640,976
7,920	Epicor Software Corporation, Term Loan B	3.660%	1-Month LIBOR	3.250%	6/01/22	B2	7,681,222
2,177	Greeneden U.S. Holdings II LLC, Term Loan B	3.654%	1-Month LIBOR	3.250%	12/01/23	B2	2,071,505
11,021	Infor (US), Inc., Term Loan B	3.750%	1-Month LIBOR	2.750%	2/01/22	Ba3	10,864,527
6,189	Informatica LLC, Term Loan, First Lien	3.654%	1-Month LIBOR	3.250%	2/25/27	B1	5,852,410
2,911	Kronos Incorporated, Term Loan B	4.763%	3-Month LIBOR	3.000%	11/01/23	B	2,823,496
15,169	Kronos Incorporated, Term Loan B, Second Lien	10.013%	3-Month LIBOR	8.250%	11/01/24	CCC	14,694,969
7,612	Micro Focus International PLC, Term Loan B2	2.654%	1-Month LIBOR	2.250%	11/19/21	BB-	7,289,234
12,935	Press Ganey Holdings, Inc., Term Loan, First Lien	4.259%	1-Month LIBOR	3.500%	7/24/26	B	12,223,575
3,889	RP Crown Parent LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	10/15/23	B1	3,743,593
5,061	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B3	2.154%	1-Month LIBOR	1.750%	4/16/25	BB+	4,888,681
3,611	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B4	2.154%	1-Month LIBOR	1.750%	4/16/25	BB+	3,488,411

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$14,925	Ultimate Software, Term Loan, First Lien	4.154%	1-Month LIBOR	3.750%	5/04/26	B	$14,307,702
120,534	Total Software						115,617,040
	Specialty Retail – 1.8% (1.2% of Total Investments)
540	Academy, Ltd., Term Loan B	5.006%	1-Month LIBOR	4.000%	7/01/22	CCC+	359,497
780	Petco Animal Supplies, Inc., Term Loan B1	4.250%	3-Month LIBOR	3.250%	1/26/23	B3	518,783
15,545	Petsmart Inc., Term Loan B, First Lien	5.000%	6-Month LIBOR	4.000%	3/11/22	B	15,130,580
313	Serta Simmons Holdings LLC, Term Loan, Second Lien	9.020%	3-Month LIBOR	8.000%	11/08/24	Ca	76,714
17,178	Total Specialty Retail						16,085,574
	Technology Hardware, Storage & Peripherals – 2.1% (1.4% of Total Investments)
14,233	Dell International LLC, Refinancing Term Loan B1	2.750%	1-Month LIBOR	2.000%	9/19/25	BBB-	13,912,627
4,967	Western Digital, Term Loan B	2.766%	1-Month LIBOR	1.750%	4/29/23	Baa2	4,805,806
19,200	Total Technology Hardware, Storage & Peripherals						18,718,433
	Trading Companies & Distributors – 3.3% (2.2% of Total Investments)
17,873	Hayward Industries, Inc., Initial Term Loan, First Lien, (DD1)	3.904%	1-Month LIBOR	3.500%	8/05/24	B	16,599,811
4,220	HD Supply Waterworks, Ltd., Term Loan B	4.330%	3-Month LIBOR	2.750%	8/01/24	B+	4,006,028
6,533	HD Supply Waterworks, Ltd., Term Loan B	3.766%	1-Monht LIBOR	2.750%	8/01/24	B+	6,202,127
3,259	Univar, Inc., Term Loan B	3.700%	3-Month LIBOR	2.250%	7/01/24	BB+	3,160,540
31,885	Total Trading Companies & Distributors						29,968,506
	Wireless Telecommunication Services – 1.9% (1.2% of Total Investments)
17,400	T-Mobile USA, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	17,310,390
$1,285,714	Total Variable Rate Senior Loan Interests (cost $1,269,708,653)						1,141,675,684

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 23.2% (15.1% of Total Investments)
	Aerospace & Defense – 0.5% (0.3% of Total Investments)
$6,000	Bombardier Inc, 144A, (6)	6.000%	10/15/22	B	$4,500,000
	Airlines – 0.2% (0.2% of Total Investments)
3,750	American Airlines Group Inc, 144A, (6)	5.000%	6/01/22	B1	2,292,188
	Auto Components – 0.3% (0.2% of Total Investments)
3,000	Panther BF Aggregator 2 LP / Panther Finance Co Inc, 144A	6.250%	5/15/26	BB	3,008,400
	Capital Markets – 0.1% (0.1% of Total Investments)
1,000	LPL Holdings Inc, 144A, (6)	4.625%	11/15/27	BB	955,000

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Communications Equipment – 0.8% (0.5% of Total Investments)
$158	CommScope Inc, 144A	5.000%	6/15/21	B-	$155,630
4,000	CommScope Inc, 144A, (6)	5.500%	3/01/24	Ba3	4,000,000
5,675	Intelsat Jackson Holdings SA, (5), (6)	5.500%	8/01/23	D	3,082,234
9,833	Total Communications Equipment				7,237,864
	Consumer Finance – 1.1% (0.7% of Total Investments)
5,000	DAE Funding LLC, 144A, (6)	4.500%	8/01/22	Baa3	4,450,000
5,000	Verscend Escrow Corp, 144A, (6)	9.750%	8/15/26	CCC+	5,212,500
10,000	Total Consumer Finance				9,662,500
	Diversified Consumer Services – 0.6% (0.4% of Total Investments)
6,000	Kronos Acquisition Holdings Inc, 144A	9.000%	8/15/23	Caa2	5,202,480
	Diversified Financial Services – 1.0% (0.7% of Total Investments)
10,000	PetSmart Inc, 144A, (6)	7.125%	3/15/23	CCC+	9,475,000
	Diversified Telecommunication Services – 0.9% (0.6% of Total Investments)
1,000	CenturyLink Inc, (6)	6.450%	6/15/21	BB	1,023,450
5,000	CenturyLink Inc, (6)	5.800%	3/15/22	BB	5,119,688
2,000	Frontier Communications Corp, 144A, (5), (6)	8.000%	4/01/27	CCC	2,039,400
8,000	Total Diversified Telecommunication Services				8,182,538
	Electric Utilities – 1.0% (0.6% of Total Investments)
3,750	Bruce Mansfield Unit 1 2007 Pass Through Trust, (5)	6.850%	6/01/34	N/R	9,375
530	Pacific Gas & Electric Co, (5)	2.450%	8/15/22	N/R	540,600
8,000	Pacific Gas & Electric Co, (5)	4.250%	3/15/46	N/R	8,260,000
12,280	Total Electric Utilities				8,809,975
	Energy Equipment & Services – 0.2% (0.1% of Total Investments)
2,000	USA Compression Partners LP / USA Compression Finance Corp, (6)	6.875%	4/01/26	BB-	1,610,000
	Equity Real Estate Investment Trust – 0.1% (0.1% of Total Investments)
1,000	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	962,500
	Food & Staples Retailing – 1.1% (0.7% of Total Investments)
4,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A, (6)	4.625%	1/15/27	BB-	4,020,000
2,000	JBS Investments II GmbH, 144A, (6)	5.750%	1/15/28	BB	1,950,000
4,000	US Foods Inc, 144A	6.250%	4/15/25	BB	4,090,000
10,000	Total Food & Staples Retailing				10,060,000
	Food Products – 0.3% (0.2% of Total Investments)
2,000	H-Food Holdings LLC / Hearthside Finance Co Inc, 144A	8.500%	6/01/26	CCC	1,680,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Food Products (continued)
$955	JBS Investments GmbH, 144A, (6)	6.250%	2/05/23	BB	$946,653
2,955	Total Food Products				2,626,653
	Health Care Equipment & Supplies – 0.4% (0.3% of Total Investments)
4,069	AMN Healthcare Inc, 144A, (6)	5.125%	10/01/24	BB-	4,031,158
	Health Care Providers & Services – 4.1% (2.7% of Total Investments)
3,000	CHS/Community Health Systems Inc, 144A	9.875%	6/30/23	CCC-	2,206,500
3,000	Envision Healthcare Corp, 144A, (5)	8.750%	10/15/26	D	1,003,140
2,500	Molina Healthcare Inc	5.375%	11/15/22	BB-	2,584,375
6,650	Polaris Intermediate Corp, 144A, (cash 8.500%, PIK 9.250%), (6)	8.500%	12/01/22	B-	5,569,375
4,850	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A, (6)	9.750%	12/01/26	CCC+	5,189,500
10,000	Tenet Healthcare Corp, (6)	8.125%	4/01/22	B-	10,078,000
3,500	Tenet Healthcare Corp	5.125%	5/01/25	B1	3,272,500
6,805	Vizient Inc, 144A, (6)	6.250%	5/15/27	B	7,150,013
40,305	Total Health Care Providers & Services				37,053,403
	Health Care Technology – 0.2% (0.1% of Total Investments)
1,840	Change Healthcare Holdings LLC / Change Healthcare Finance Inc, 144A	5.750%	3/01/25	B-	1,799,005
	Hotels, Restaurants & Leisure – 1.9% (1.3% of Total Investments)
2,000	1011778 BC ULC / New Red Finance Inc, 144A	5.000%	10/15/25	B+	2,010,000
3,000	Carnival Corp, 144A	11.500%	4/01/23	Baa2	3,134,059
4,000	ESH Hospitality Inc, 144A, (6)	4.625%	10/01/27	BB-	3,620,000
6,500	International Game Technology PLC, 144A, (6)	6.250%	2/15/22	BB	6,341,563
3,000	IRB Holding Corp, 144A	6.750%	2/15/26	CCC+	2,490,000
18,500	Total Hotels, Restaurants & Leisure				17,595,622
	IT Services – 0.7% (0.4% of Total Investments)
6,428	WEX Inc, 144A, (6)	4.750%	2/01/23	Ba2	6,203,020
	Machinery – 0.6% (0.4% of Total Investments)
6,000	Apex Tool Group LLC / BC Mountain Finance Inc, 144A, (6)	9.000%	2/15/23	Caa1	3,780,000
1,576	Navistar International Corp, 144A	6.625%	11/01/25	B3	1,351,735
7,576	Total Machinery				5,131,735
	Media – 2.7% (1.7% of Total Investments)
1,200	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.125%	5/01/23	BB	1,215,372
3,403	Clear Channel Worldwide Holdings Inc, 144A	9.250%	2/15/24	B-	2,832,997
3,000	Clear Channel Worldwide Holdings Inc, 144A, (6)	5.125%	8/15/27	B+	2,818,800
2,860	CSC Holdings LLC, 144A, (6)	5.375%	7/15/23	BB	2,892,175

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Media (continued)
$4,000	Houghton Mifflin Harcourt Publishers Inc, 144A, (6)	9.000%	2/15/25	BB-	$3,280,000
1,335	iHeartCommunications Inc	6.375%	5/01/26	B+	1,261,387
1,736	iHeartCommunications Inc	8.375%	5/01/27	CCC+	1,450,037
4,000	iHeartCommunications Inc, 144A, (6)	5.250%	8/15/27	B+	3,570,000
2,000	Nielsen Co Luxembourg SARL/The, 144A, (6)	5.500%	10/01/21	BB	1,977,500
3,000	Nielsen Finance LLC / Nielsen Finance Co, 144A, (6)	5.000%	4/15/22	BB	2,955,330
26,534	Total Media				24,253,598
	Metals & Mining – 0.1% (0.1% of Total Investments)
1,000	Cleveland-Cliffs Inc, 144A	6.750%	3/15/26	Ba3	872,500
	Pharmaceuticals – 0.2% (0.1% of Total Investments)
2,000	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	7/15/23	CCC+	1,499,200
	Road & Rail – 0.5% (0.3% of Total Investments)
5,000	DAE Funding LLC, 144A, (6)	5.250%	11/15/21	Baa3	4,575,000
	Software – 0.2% (0.1% of Total Investments)
1,500	SS&C Technologies Inc, 144A	5.500%	9/30/27	B+	1,537,500
	Specialty Retail – 0.1% (0.1% of Total Investments)
1,000	Staples Inc, 144A	7.500%	4/15/26	B+	790,000
	Trading Companies & Distributors – 1.2% (0.8% of Total Investments)
3,000	Air Lease Corp	2.300%	2/01/25	BBB	2,619,882
3,500	Air Lease Corp, (6)	4.625%	10/01/28	BBB	3,121,172
6,000	Air Lease Corp, (6)	3.000%	2/01/30	BBB	4,780,169
12,500	Total Trading Companies & Distributors				10,521,223
	Transportation Infrastructure – 0.7% (0.4% of Total Investments)
6,695	Royal Caribbean Cruises Ltd	0.027%	11/28/20	Baa3	6,090,986
	Wireless Telecommunication Services – 1.4% (0.9% of Total Investments)
4,000	Hughes Satellite Systems Corp, (6)	5.250%	8/01/26	BBB-	4,220,000
6,000	Intelsat Jackson Holdings SA, 144A, (5), (6)	8.500%	10/15/24	CCC+	3,480,000
5,000	T-Mobile USA Inc, 144A	3.875%	4/15/30	BBB-	5,469,250
15,000	Total Wireless Telecommunication Services				13,169,250
$235,765	Total Corporate Bonds (cost $226,380,269)				209,708,298

Shares	Description (1)	Value
	COMMON STOCKS – 0.7% (0.5% of Total Investments)
	Diversified Consumer Services – 0.0% (0.0% of Total Investments)
41,905	Cengage Learning Holdings II Inc, (7), (8)	$282,859

Shares	Description (1)	Value
	Electric Utilities – 0.3% (0.2% of Total Investments)
80,269	Energy Harbor Corp, (7), (9)	$2,528,473
	Energy Equipment & Services – 0.0% (0.0% of Total Investments)
31,358	Vantage Drilling International, (7), (8)	192,068
	Health Care Providers & Services – 0.1% (0.1% of Total Investments)
227,437	Millennium Health LLC, (7), (8)	6,823
211,860	Millennium Health LLC, (8), (10)	224,148
198,883	Millennium Health LLC, (8), (10)	200,474
	Total Health Care Providers & Services	431,445
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
9,796	Catalina Marketing Corp, (7), (8)	19,592
	Media – 0.3% (0.2% of Total Investments)
338,831	Clear Channel Outdoor Holdings Inc, (8)	326,904
75,566	Cumulus Media Inc, (8)	334,758
271,046	iHeartMedia Inc, (8)	1,902,743
17,987	Tribune Co, (8), (10)	3,957
	Total Media	2,568,362
	Pharmaceuticals – 0.0% (0.0% of Total Investments)
74,067	Advanz Pharma Corp Ltd, (8)	245,902
	Software – 0.0% (0.0% of Total Investments)
26,290	Avaya Holdings Corp, (8)	261,323
	Total Common Stocks (cost $25,070,198)	6,530,024

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 0.6% (0.4% of Total Investments)
	Biotechnology – 0.4% (0.3% of Total Investments)
$4,123	Acorda Therapeutics Inc, 144A	6.000%	12/01/24	N/R	$3,333,134
	Media – 0.2% (0.1% of Total Investments)
2,000	DISH Network Corp	3.375%	8/15/26	Ba3	1,621,200
$6,123	Total Convertible Bonds (cost $5,880,917)				4,954,334

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
45,924	Fieldwood Energy Inc, (7), (8)	$2,296
9,278	Fieldwood Energy Inc, (7), (8)	464
	Total Common Stock Rights (cost $1,310,866)	2,760

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	WARRANTS – 0.0% (0.0% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
37,723	Avaya Holdings Corp, (7)	$2,263
	Media – 0.0% (0.0% of Total Investments)
4,644	Affinion Group Holdings Inc, (10)	5
	Total Warrants (cost $6,008,900)	2,268
	Total Long-Term Investments (cost $1,534,359,803)	1,362,873,368

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 2.6% (1.7% of Total Investments)
	INVESTMENT COMPANIES – 2.6% (1.7% of Total Investments)
23,789,704	BlackRock Liquidity Funds T-Fund Portfolio, (11)	0.120% (12)	$23,789,704
	Total Short-Term Investments (cost $23,789,704)		23,789,704
	Total Investments (cost $1,558,149,507) – 153.3%		1,386,663,072
	Borrowings – (40.6)% (13), (14)		(367,000,000)
	Reverse Repurchase Agreements – (11.6)% (15)		(105,000,000)
	Other Assets Less Liabilities – (1.1)%		(10,033,177)
	Net Assets Applicable to Common Shares – 100%		$904,629,895
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$1,141,675,684	$ —	$1,141,675,684
Corporate Bonds	—	209,708,298	—	209,708,298
Common Stocks	3,071,630	3,029,815	428,579	6,530,024
Convertible Bonds	—	4,954,334	—	4,954,334
Common Stock Rights	—	2,760	—	2,760
Warrants	—	2,263	5	2,268
Short-Term Investments:
Investment Companies	23,789,704	—	—	23,789,704
Total	$26,861,334	$1,359,373,154	$428,584	$1,386,663,072

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $138,199,724 have been pledged as collateral for reverse repurchase agreements.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(9)	Common Stock received as part of the bankruptcy settlements for Bruce Mansfield Unit 1 2007 Pass Through Trust.
(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(12)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(13)	Borrowings as a percentage of Total Investments is 26.5%.
(14)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(15)	Reverse Repurchase Agreements as a percentage of Total Investments is 7.6%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.